Other Financial Assets - Schedule of Other Financial Assets (Details) - JPY (¥) ¥ in Millions		Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Current portion
Other receivables			¥ 40	¥ 34
US dollar stablecoins			22	3
Sub-total		¥ 109	62	37
Non-current portion
Deposits and guarantee deposits	[1]		388	575
Equity security investments	[2]		46	39
Sub-total		¥ 531	433	614
Total			¥ 495	¥ 651

[1]	Deposits and guarantee deposits (non-current assets) mainly consist of the guarantee deposits paid to the lessors for leased properties.
[2]	Equity security investments represent the equity security investments which are measured at fair value through profit or loss. See Note 25 (2) “Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis.”